PGIM S&P 500 Max Buffer ETF - October Expense Example - PGIM S&P 500 Max Buffer ETF - October - No Share Class	Dec. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160